Subsidiary guarantee information - Comprehensive income related (Details 2) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Comprehensive income
Net income/(loss)	SFr (948)	SFr (2,707)	SFr (2,945)
Gains/(losses) on cash flow hedges	(27)	(20)	16
Foreign currency translation	(1,031)	515	(1,156)
Unrealized gains/(losses) on securities	(13)	1	(4)
Actuarial gains/(losses)	695	394	(661)
Net prior service cost	(121)	36	155
Other comprehensive income/(loss), net of tax	(2,473)	(117)	(1,650)
Comprehensive income/(loss)	(3,421)	(2,824)	(4,595)
Comprehensive income/(loss) attributable to noncontrolling interests	28	(2)	(19)
Comprehensive income/(loss) attributable to shareholders	(3,449)	(2,822)	(4,576)
Gains/(losses) on liabilities related to credit risk	(1,976)	(1,043)
Eliminations and consolidation adjustments
Comprehensive income
Net income/(loss)	1,263	2,892	3,136
Gains/(losses) on cash flow hedges	0	0	0
Foreign currency translation	(17)	10	(4)
Unrealized gains/(losses) on securities	0	0	0
Actuarial gains/(losses)	674	184	(706)
Net prior service cost	(121)	36	169
Other comprehensive income/(loss), net of tax	432	202	(541)
Comprehensive income/(loss)	1,695	3,094	2,595
Comprehensive income/(loss) attributable to noncontrolling interests	37	(13)	7
Comprehensive income/(loss) attributable to shareholders	1,658	3,107	2,588
Gains/(losses) on liabilities related to credit risk	(104)	(28)
Group parent company
Comprehensive income
Net income/(loss)	(983)	(2,710)	(2,944)
Gains/(losses) on cash flow hedges	8	2	(8)
Foreign currency translation	1	7	(3)
Unrealized gains/(losses) on securities	0	0	0
Actuarial gains/(losses)	0	0	0
Net prior service cost	0	0	0
Other comprehensive income/(loss), net of tax	(179)	76	(11)
Comprehensive income/(loss)	(1,162)	(2,634)	(2,955)
Comprehensive income/(loss) attributable to noncontrolling interests	0	0	0
Comprehensive income/(loss) attributable to shareholders	(1,162)	(2,634)	(2,955)
Gains/(losses) on liabilities related to credit risk	(188)	67
Bank
Comprehensive income
Net income/(loss)	(1,228)	(2,889)	(3,137)
Gains/(losses) on cash flow hedges	(35)	(22)	24
Foreign currency translation	(1,015)	498	(1,149)
Unrealized gains/(losses) on securities	(13)	1	(4)
Actuarial gains/(losses)	21	210	45
Net prior service cost	0	0	(14)
Other comprehensive income/(loss), net of tax	(2,726)	(395)	(1,098)
Comprehensive income/(loss)	(3,954)	(3,284)	(4,235)
Comprehensive income/(loss) attributable to noncontrolling interests	(9)	11	(26)
Comprehensive income/(loss) attributable to shareholders	(3,945)	(3,295)	(4,209)
Gains/(losses) on liabilities related to credit risk	(1,684)	(1,082)
Bank | Credit Suisse (USA), Inc - Consolidated
Comprehensive income
Net income/(loss)	147	(2,777)	(362)
Gains/(losses) on cash flow hedges	0	0	0
Foreign currency translation	(756)	604	55
Unrealized gains/(losses) on securities	0	0	(2)
Actuarial gains/(losses)	(7)	49	24
Net prior service cost	0	0	(14)
Other comprehensive income/(loss), net of tax	(796)	589	63
Comprehensive income/(loss)	(649)	(2,188)	(299)
Comprehensive income/(loss) attributable to noncontrolling interests	24	151	784
Comprehensive income/(loss) attributable to shareholders	(673)	(2,339)	(1,083)
Gains/(losses) on liabilities related to credit risk	(33)	(64)
Bank | Bank parent company and other subsidiaries | Eliminations and consolidation adjustments
Comprehensive income
Net income/(loss)	(1,375)	(112)	(2,775)
Gains/(losses) on cash flow hedges	(35)	(22)	24
Foreign currency translation	(259)	(106)	(1,204)
Unrealized gains/(losses) on securities	(13)	1	(2)
Actuarial gains/(losses)	28	161	21
Net prior service cost	0	0	0
Other comprehensive income/(loss), net of tax	(1,930)	(984)	(1,161)
Comprehensive income/(loss)	(3,305)	(1,096)	(3,936)
Comprehensive income/(loss) attributable to noncontrolling interests	(33)	(140)	(810)
Comprehensive income/(loss) attributable to shareholders	(3,272)	(956)	SFr (3,126)
Gains/(losses) on liabilities related to credit risk	SFr (1,651)	SFr (1,018)